Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 295,775	$ 296,529	$ 257,290
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	12,298	(20,493)	15,993
Unrealized (loss) gain on cash flow hedging instruments	(1,461)	1,918	(702)
Reclassification of gain on cash flow hedging instruments into earnings	(352)	(157)	(358)
Unrealized loss on equity securities			(15)
Other comprehensive income (loss)	10,485	(18,732)	14,918
Comprehensive income	306,260	277,797	272,208
Less: comprehensive income attributable to non-controlling interest	53,392	46,913	54,678
Comprehensive income attributable to Watsco, Inc.	$ 252,868	$ 230,884	$ 217,530